Equity Plans and Stock-based Compensation - Assumptions Used in Fair Value Measurement (Details) - Stock options and RSUs to purchase common stock	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	6 years 3 months 18 days	6 years 1 month 6 days	6 years 3 months 18 days	6 years 2 months 12 days	6 years 1 month 6 days
Risk-free interest rate	3.60%	1.90%	2.00%	1.00%	0.50%
Expected volatility	55.10%	55.00%	55.10%	54.80%	69.10%
Expected dividend rate	0.00%	0.00%	0.00%	0.00%	0.00%